Guarantee Liabilities - Schedule of Contingent (Details) - Contingent guarantees - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Contingent [Line Items]
Balance at beginning of year		¥ 578,797	¥ 28,351
Provision for contingent liabilities		2,366,344	869,280
Net payout	[1]	(1,645,044)	(318,834)
Balance at end of year		¥ 1,300,097	¥ 578,797

[1]	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.